OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
OTHER CURRENT LIABILITIES [Abstract]
Accrued Expenses	$ 8,551	$ 3,840
Other Liabilities	242	344
Tax deductions payable	989	2,789
Accrued holiday pay	628	599
Total	$ 10,410	$ 7,572